UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22923

Infinity Core Alternative Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Victor Fontana

c/o Registered Fund Solutions, LLC

125 Maiden Lane

New York, NY 10038

(Name and address of agent for service)

registrant's telephone number, including area code: (212) 240-9721

Date of fiscal year end: March 31

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The

Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Financial Statements

For the Period October 1, 2013

(Commencement of Operations)

to March 31, 2014

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

For the Period October 1, 2013 (Commencement of Operations) to March 31, 2014

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2
Statement of Assets, Liabilities and Net Assets	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8-14
Fund Management (unaudited)	15-16
Other Information (unaudited)	17-20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

Infinity Core Alternative Fund

We have audited the accompanying statement of assets and liabilities of Infinity Core Alternative Fund (the “Fund”), including the schedule of investments, as of March 31, 2014, and the related statements of operations, changes in net assets, cash flows and financial highlights for the period October 1, 2013 (Commencement of Operations) to March 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2014 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Infinity Core Alternative Fund as of March 31, 2014, and the results of its operations, its changes in net assets, its cash flows, and its financial highlights for the period October 1, 2013 (Commencement of Operations) to March 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

/s/ Rothstein Kass

Roseland, New Jersey

May 29, 2014

1

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Schedule of Investments
March 31, 2014

	Redemptions	Redemption	Investment
Investment Funds (95.42%)	Permitted	Notice Period	Strategy	Cost	Fair Value
Partnership Interests
Caxton Global Investments (USA), LLC, Class T [a,b]	Quarterly	45 Days	Multi-strategy	$3,000,000	$3,006,852
Citadel Wellington Partners, LLC [a,b]	Quarterly	45 Days	Multi-strategy	3,500,000	3,798,228
D.E. Shaw Composite Fund, LLC, Collective Liquidity Class [a,b,g]	Quarterly [d]	75 Days	Multi-strategy	2,000,000	2,151,742
Elliott Associates, L.P., Class B [a,b]	Semi-annually [c,d]	60 Days	Multi-strategy	2,000,000	2,109,150
Eton Park Fund, L.P., Class A [a,b]	Quarterly [c]	65 Days	Multi-strategy	3,000,000	3,270,100
King Street Capital, L.P. [a,b]	Quarterly [c,e]	65 Days	Global long/short credit and event-driven	3,000,000	3,161,966
Millennium USA, L.P., Class EE [a,b]	Quarterly [c]	90 Days	Multi-strategy	3,000,000	3,219,132
Perry Partners, L.P., Class C [a,b]	Annually [d,f]	90 Days	Opportunistic and event-driven	2,000,000	2,021,117
Total Partnership Interests (cost $21,500,000) (95.42%)					22,738,287

Total Investments (cost $21,500,000) (95.42%)					$22,738,287
Other assets less liabilities (4.58%)					1,090,406
Net Assets - 100.00%					$23,828,693

a  Non-income producing.

b  Investment Funds are issued in private placement transactions and as such are restricted as to resale.

c  The Investment Fund can institute a gate provision on redemptions at the investor level of 20 - 25% of the fair value of the investment in the Investment Fund.

d  The Investment Fund can institute a gate provision on redemptions at the fund level of 8 - 20% of the fair value of the investment in the Investment Fund.

e  Withdrawals from the Investment Fund are permitted after a one year lock-up period from the date of the initial investment which expires on September 30, 2014.

f  Withdrawals from the Investment Fund are permitted after a one year lock-up period from the date of the initial investment which expires on December 31, 2014.

g  As of April 1, 2014, the investment in D.E. Shaw Composite Fund, LLC was fully transferred to D.E. Shaw Composite International Fund, LLC.

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL NET ASSETS

Percentages as a percentage of total investments are as follows:

The accompanying notes are an integral part of these Financial Statements.

2

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Statement of Assets, Liabilities and Net Assets
March 31, 2014

Assets
Investments, at fair value (cost $21,500,000)	$22,738,287
Cash	1,142,770
Other assets	154,638
Total Assets	24,035,695

Liabilities
Due to Adviser	126,146
Professional fees payable	60,964
Accounting and administration fees payable	8,243
Custody fees payable	4,584
Platform Manager fee payable	2,917
Chief Compliance Officer fees payable	2,500
Insurance fees payable	1,648
Total Liabilities	207,002

Net Assets	$23,828,693

Net Assets consists of:
Shareholders' contributions	$22,590,406
Accumulated net unrealized appreciation on investments	1,238,287

Total Net Assets	$23,828,693

Number of Shares Outstanding	234,668.786

Net Asset Value per Share	$101.54

The accompanying notes are an integral part of these Financial Statements.

3

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Statement of Operations
For the Period October 1, 2013 (Commencement of Operations) to March 31, 2014

Income
Interest	$20

Expenses
Management fee	138,195
Professional fees	30,000
Accounting and administration fees	29,611
Organizational fees	40,756
Trustees fees	10,000
Platform Manager fee	8,750
Insurance fees	7,678
Custody fees	7,416
Chief Compliance Officer fees	2,500
Other expenses	8,500
Total Operating Expenses	283,406

Expense Waivers	(120,842)

Net Expenses	162,564

Net Investment Loss	(162,544)

Net Unrealized Appreciation on Investments	1,238,287

Net Increase in Net Assets from Operations	$1,075,743

The accompanying notes are an integral part of these Financial Statements.

4

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Statement of Changes in Net Assets
For the Period October 1, 2013 (Commencement of Operations) to March 31, 2014

Operations
Net investment loss	$(162,544)
Net unrealized appreciation on investments	1,238,287
Net change in Net Assets from operations	1,075,743

Capital Transactions
Proceeds from sale of shares	22,752,950	*
Net change in Net Assets from capital transactions	22,752,950

Net Assets
Beginning of period	-
End of period	$23,828,693

* Includes $6,500,000 from an in-kind transfer of securities on October 1, 2013.

   See Note 9 in the Notes to Financial Statements.

The accompanying notes are an integral part of these Financial Statements.

5

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Statement of Cash Flows
For the Period October 1, 2013 (Commencement of Operations) to March 31, 2014

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$1,075,743
Adjustments to reconcile Net Increase in Net Assets from
Operations to net cash used in operating activities:
Net unrealized appreciation on investments	(1,238,287)
Purchases of Investment Funds	(15,000,000)
Changes in operating assets and liabilities:
Increase in other assets	(154,638)
Increase in due to Advisor	126,146
Increase in professional fees payable	60,964
Increase in accounting and administration fees payable	8,243
Increase in custody fees payable	4,584
Increase in platform manager fee payable	2,917
Increase in Chief Compliance Officer fees payable	2,500
Increase in insurance fees payable	1,648
Net Cash Used in Operating Activities	(15,110,180)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of shares	16,252,950

Net change in cash	1,142,770

Cash at beginning of period	-

Cash at End of Period	$1,142,770

Supplemental disclosure for noncash financing activities
In-kind transfer of securities	$6,500,000

The accompanying notes are an integral part of these Financial Statements.

6

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Financial Highlights
For the Period October 1, 2013 (Commencement of Operations) to March 31, 2014

Net Asset Value, Beginning of Period (1)	$96.55	(2)
Income from investment operations:
Net investment loss	(0.69)	(2)
Net unrealized appreciation on investments	5.68	(2)
Total from investment operations:	4.99	(2)

Net Asset Value, End of Period	$101.54

Total Return (3) (4)	5.17%

Net Assets, end of period (in thousands)	$23,829
Net investment loss to average net assets (5)	(1.50)%
Ratio of gross expenses to average net assets (5) (6) (7)	2.43%
Ratio of expense waiver to average net assets (5) (7)	(0.93)%
Ratio of net expenses to average net assets (5)	1.50%
Portfolio Turnover (4)	0.00%

(1) The net asset value as of the beginning of the period, October 1, 2013 (Commencement of Operations) represents the initial restated net asset value per share of $96.55.

(2) Converted shares using a 1 for 96.55, approximately, ratio effective January 1, 2014. See Note 8 for a more thorough discussion regarding change in net asset value per share.

(3) Total Return based on net asset value is the combination of changes in net asset value and reinvested dividend income at net asset value, if any.

(4) Not annualized.

(5) Annualized.

(6) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by the Advisers.

(7) The Organizational Expenses are not annualized for the ratio calculation.

The accompanying notes are an integral part of these Financial Statements.

7

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – March 31, 2014

1. ORGANIZATION

Infinity Core Alternative Fund (the “Fund”) is a Maryland statutory trust that operates under an Agreement and Declaration of Trust dated August 15, 2013 and commenced operations on October 1, 2013. Effective December 20, 2013, the Fund registered with Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. Vivaldi Asset Management, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. Infinity Capital Advisors, LLC serves as sub-adviser to the Fund (the “Sub-Adviser” and, together with the Investment Manager, the “Advisers”). Each of the Advisers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended.

The investment objective of the Fund is to seek long-term capital growth. The Fund intends to invest primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”) based primarily in the United States that invest or trade in a wide range of securities, and, to a lesser extent, other property and currency interests. The Fund may also make investments outside of Investment Funds to hedge exposures deemed too risky or outside the strategies employed by the Fund’s Investment Funds. Such investments could also be used to hedge a position in an Investment Fund that is locked up or difficult to sell. Direct investments could include U.S. and foreign equity securities, debt securities, exchange-traded funds and derivatives related to such instruments, including futures and options thereon.

The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

a. Valuation of Investments

The Board has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Investment Funds at fair value.

The valuations of investments in Investment Funds are supported by information received from the Investment Funds such as monthly net asset values, investor reports, and audited financial statements, when available.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from the Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Investment Fund based on the most recent final or estimated value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of an Investment Fund.

If it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the month end valuation of the Investment Fund is not available, or when the Fund believes alternative valuation techniques are more appropriate, the Advisers and the Valuation Committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in determining fair value.

8

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – March 31, 2014 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Valuation of Investments (continued)

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter for Investment Funds, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”, these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days.

Investments	Level 1	Level 2	Level 3	Total
Investment Funds
Multi-strategy	$-	$10,415,625	$7,139,579	$17,555,204
Global long/short credit and event-driven	-	395,246	2,766,720	3,161,966
Opportunistic and event-driven	-	-	2,021,117	2,021,117
Total Investments	$-	$10,810,871	$11,927,416	$22,738,287

The Advisers generally categorize the investment strategies of the Investment Funds into investment strategy categories.  The investment objective of multi-strategy hedge funds is to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.  The investment objective of global long/short credit involves investing in instruments around the world related to any level of an issuer’s capital structure.  On the long side, this strategy focuses on companies, assets and instruments that are perceived to be trading below their inherent value.  On the short side, the strategy involves securities of companies that are believed to have their credit quality deteriorate due to operating or financial challenges, become subject to a leveraging event or have a have a negative event in the future. Opportunistic investing involves deploying capital where it is needed most, predominantly in complex, deep value situations that are misunderstood by the markets. Event-driven investing involves the purchase or sale of securities of companies which are undergoing substantial changes.

The Investment Funds compensate their respective Investment Fund managers through management fees ranging from 0% to 2.6% annually of average net asset value of the Fund’s investment and incentive allocations typically ranging between 20% and 27.5% of profits, subject to loss carryforward provisions, as defined in the respective Investment Funds’ agreements.

9

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – March 31, 2014 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Valuation of Investments (continued)

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”), which includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments in Investment Funds held by the Fund as of March 31, 2014:

Investments	Fair Value as of 3/31/14	Valuation Technique	Liquidity of Investments	Adjustments to Net Asset Value**
Investment Funds

Partnership Interests	$11,927,416	Net Asset Value as Practical Expedient*	Greater than 90 days	None

Total Investments	$11,927,416

*	Unobservable valuation input.

**	Amounts represent adjustments, if any, made to net asset value provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient net asset value may be made under certain circumstances including, but not limited to, the following:

•	The practical expedient net asset value received is not as of the Fund’s measurement date.

•	It is probable that the Investment Fund will be sold at a value significantly different than the reported expedient net asset value.

•	It is determined by the Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund.

The following is a roll-forward reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Investment Funds
Balance as of October 1, 2013	$-
Gross Purchases/in-kind transfers	11,275,000
Gross Sales	-
Net Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	652,416
Transfers out of Level 3	-
Balance as of March 31, 2014	$11,927,416

The amount of the net unrealized appreciation for the period ended March 31, 2014 relating to investments in Level 3 assets still held at March 31, 2014 is $652,416, which is included as a component of net unrealized appreciation on investments in the accompanying Statement of Operations.

During the period ended March 31, 2014 the Fund did not have any significant transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period. Transfers between levels 2 and 3 will generally relate to a change in the liquidity restrictions of the Investment Funds.

As of March 31, 2014 the Fund didn’t have any outstanding investment commitments to Investment Funds.

10

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – March 31, 2014 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Investment Income

Interest income is recorded on an accrual basis.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Advisers or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee; platform manager fee; legal fees; auditing fees; accounting, administration, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; and expenses of meetings of the Board.

d. Income Tax Information & Distributions to Shareholders

Prior to January 1, 2014, the Fund was treated as a partnership for federal income tax purposes. Effective January 1, 2014, the Fund has elected to be treated and qualify as a regulated investment company (“RIC”). The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to RICs and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the period ended March 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. At March 31, 2014, the tax year ended December 31, 2013 remains open to examination by the IRS. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

11

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – March 31, 2014 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Income Tax Information & Distributions to Shareholders (continued)

At March 31, 2014, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the period end were as follows:

Gross unrealized appreciation	$1,238,287
Gross unrealized depreciation	-
Net unrealized appreciation/(depreciation)	$1,238,287
Tax cost	$21,500,000

As of March 31, 2014, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-
Accumulated capital and other losses	-
Unrealized appreciation (depreciation)	1,238,287
Other differences	-
Distributable net earnings (deficit)	$1,238,287

There were no distributions paid for the period October 1, 2013 (Commencement of Operations) to March 31, 2014.

e. Cash

Cash, if any, includes amounts held in interest bearing money market accounts. Such deposits, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g. Disclosures about Offsetting Assets and Liabilities

In January 2013, FASB issued ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update gives additional clarification to FASB ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

The Fund pays the Investment Manager a management fee (“Investment Management Fee”) at an annual rate of 1.25%, payable monthly in arrears, based upon the Fund’s net assets as of month-end. The Investment Management Fee is paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its shareholders (“Shareholders”). The Investment Manager pays the Sub-Adviser 50% of the Investment Management Fee it receives from the Fund. For the period ended March 31, 2014, The Investment Manager is due its Investment Management Fee net of waivers and certain organizational fees paid on behalf of the Fund as disclosed in the Due to Adviser balance on the Statement of Asset, Liabilities and Net Assets.

12

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – March 31, 2014 (continued)

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS (continued)

The Investment Manager and the Sub-Adviser have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Investment Manager and the Sub-Adviser have jointly agreed to waive fees that they would otherwise have paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, and any Acquired Fund Fees and Expenses) do not exceed 1.50% on an annualized basis (the “Expense Limit”).

For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager and/or Sub-Adviser may recoup amounts waived or assumed, provided they are able to effect such recoupment and remain in compliance with the Expense Limit. The Expense Limitation Agreement has an initial three-year term, beginning as of the commencement of operations of the Fund. Neither the Fund, the Investment Manager nor the Sub-Adviser may terminate the Expense Limitation Agreement during the initial three-year term. For the period ended March 31, 2014, the Advisers waived fees of $120,842 which is subject for recoupment through March 31, 2017.

Registered Fund Solutions, LLC (the “Platform Manager”), a Delaware limited liability company, acts as the Fund’s Platform Manager pursuant to a Platform Manager agreement between the Fund and the Platform Manager.  The Platform Manager receives a monthly fee of 0.08% of the Fund’s net assets as of each month-end, subject to an annual minimum of $25,000.

Foreside Fund Services, LLC acts as placement agent to the Fund.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the period ended March 31, 2014 were $10,000.

4. RELATED PARTY TRANSACTIONS

At March 31, 2014, Shareholders who are affiliated with the Investment Manager or the Sub-Adviser owned approximately $5,064,000 (or 21.3% of net assets) of the Fund.

5. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon average net assets, subject to certain minimums.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6. CAPITAL SHARE TRANSACTIONS

Shares are generally offered for purchase as of the first day of each calendar month at the Fund’s then-current net asset value (“NAV”) per Share (determined as of the close of the preceding month), except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. Transactions in Shares were as follows:

Shares outstanding, October 1, 2013 (Commencement of Operations)	-
Shares issued	234,668.786	*
Shares outstanding, March 31, 2014	234,668.786

* Converted shares using a 1 for 96.55, approximately, ratio effective January 1, 2014.

13

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Notes to Financial Statements – March 31, 2014 (continued)

7. REPURCHASE OF SHARES

At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly beginning on September 30, 2014 (or such earlier or later date as the Board may determine), with a Valuation Date (as defined below) on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable. Each repurchase offer ordinarily will be limited to the repurchase of approximately 25% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be approximately 95 days prior to the date of repurchase by the Fund.

8. CHANGE IN NET ASSET VALUE PER SHARE

The Fund changed its net asset value per share such that Shareholders of record as of December 31, 2013 received, effective January 1, 2014, one Share for every ninety-six and a half, approximately, Shares held. This resulted in a decrease in Shares outstanding from 20,230,927.004 to 209,539.286, and an increase in net asset value per Share from $1.036 to $100.00. The change in Shares did not change the aggregate net asset value of a Shareholder’s investment at the time of the change.

9. TRANSFER IN-KIND

On October 1, 2013, the Fund received an in-kind transfer of securities and cash from the account of an advisory client managed by the Sub-Adviser. The transfer was non-taxable, whereby the Fund issued ownership amounts in the Fund equal to the fair value of the securities and cash received. The investment portfolio of the securities transferred had a fair value of $6,500,000 and the cash transferred had a fair value of $190,000. For financial reporting purposes, assets received and ownership amounts in the Fund were recorded at fair value.

10. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the Fund expects the risk of loss from such claims to be remote.

11. RISK FACTORS

The Fund is subject to substantial risks — including market risks, strategy risks and Investment Fund manager risks.  Investment Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Investment Funds.  While the Advisers will attempt to moderate any risks of securities activities of the Investment Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.  The Advisers will not have any control over the Investment Fund managers, thus there can be no assurances that an Investment Fund managers will manage its Investment Funds in a manner consistent with the Fund’s investment objective.

12. SUBSEQUENT EVENTS

Effective April 18, 2014, the Fund registered with the SEC, under the Securities Act of 1933.

Management has evaluated the impact of all subsequent events on the Fund and has determined that, other than the event noted above, there were no subsequent events that require disclosure in the financial statements.

14

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Fund Management – March 31, 2014 (unaudited)

The identity of the members of the Board and brief biographical information as of March 31, 2014 is set forth below. The Fund’s Statement of Additional Information includes additional information about the membership of the Board.

INDEPENDENT TRUSTEES

Name, Address and YEAR OF BIRTH	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held By TRUSTEES	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE OR OFFICER
David G. Lee Year of Birth: 1952 c/o Registered Fund Solutions, LLC 125 Maiden Lane New York, NY 10038	Trustee	Since Inception	President and Director, Client Opinions, Inc. (2003 - 2012); Chief Operating Officer, Brandywine Global Investment Management (1998-2002)	4
Robert Seyferth Year of Birth: 1952 c/o Registered Fund Solutions, LLC 125 Maiden Lane New York, NY 10038	Trustee	Since Inception	Chief Procurement Officer/Senior Managing Director, Bear Stearns/JP Morgan Chase (1993 -2009)	4

INTERESTED TRUSTEES AND OFFICERS

Name, Address and YEAR OF BIRTH	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held By TRUSTEES	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE OR OFFICER
Victor Fontana Year of Birth: 1955 c/o Registered Fund Solutions, LLC 125 Maiden Lane New York, NY 10038	Chairman and Trustee	Since Inception	Chief Operating Officer and President, Liberty Street Advisers, Inc. (2007 - present); Chief Operating Officer and President, HRC Portfolio Solutions, LLC (2007 – present); Chief Operating Officer and President, HRC Fund Associates, LLC ( 2007 – present); Chief Operating Officer and President, Maiden Lane Spin-Off Advisors, LLC (2011 – present); Chief Operating Officer and President, Registered Fund Solutions, LLC (2011 – present); Administrative Officer,	4

15

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Fund Management – March 31, 2014 (unaudited) (continued)

Name, Address and YEAR OF BIRTH	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held By TRUSTEES	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE OR OFFICER
			Institutional Research Services, Inc. (2007 – present); Business Development Manager, PCS Securities, Inc. (2008); Director of Transition Services, Investment Technology Group, Inc. (2005 – 2007).
Michael Peck Year of Birth:1980 c/o Registered Fund Solutions, LLC 125 Maiden Lane New York, NY 10038	President	Since Inception	President and Co-CIO, Vivaldi Capital Management, LLC (February 2012 – present); Portfolio Manager, Coe Capital Management (February 2010 – February 2012); Senior Financial Analyst and Risk Manager, the Bond Companies (August 2006 – October 2008).	1
Randal Golden Year of Birth:1967 c/o Registered Fund Solutions, LLC 125 Maiden Lane New York, NY 10038	Treasurer	Since Inception	Co-Founder and CFO, Vivaldi Capital Management, LLC (January 2012 – present); Managing Director, FGMK/Preservation Capital Partners (August 2005 – December 2011).	1
John Canning Year of Birth: 1970 c/o Registered Fund Solutions, LLC 125 Maiden Lane New York, NY 10038	Chief Compliance Officer	Since Inception	Director, Cipperman Compliance Services (2011 – present); Director of Mutual Fund Administration, Nationwide Funds Group (2008 – 2011); Director Mutual Administration, BHR Fund Investment Managers, LP (2006 – 2008).	4
Benjamin Schmidt Year of Birth: 1976 c/o Registered Fund Solutions, LLC 125 Maiden Lane New York, NY 10038	Secretary	Since Inception	Assistant Vice President Fund Administration, UMB Fund Services, Inc. (2000 – present).	4

16

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Other Information – March 31, 2014 (unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-779-1999 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management and Sub-Advisory Agreements

At the organizational meeting of the Board held on August 16, 2013, by a unanimous vote, the Board, including a majority of Managers who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Managers”), approved the Investment Management Agreement between the Investment Manager and the Fund and the Investment Sub-Advisory Agreement among the Investment Manager, the Sub-Advisor and the Fund (collectively, the “Agreements”).

In advance of the August 16, 2013 meeting, the Independent Managers requested and received extensive materials from the Advisers to assist them in considering the approval of the Agreements. The Independent Managers reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Agreements. Nor are the items described herein all encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Advisers. The Independent Managers then met separately with independent counsel to the Independent Managers for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreements.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Advisers to the Fund under the Agreements, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Advisers, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel of the Advisers who would provide the investment advisory and administrative services to the Fund. The Board determined that the Sub-Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Advisers’ compliance policies and procedures, including the procedures used to determine the value of the Fund's investments.

The Board concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance

The Board considered the investment experience of the Advisers. Because the Fund had not yet commenced operations, the Board was not able to review Fund performance. However, the Board considered the performance of similarly managed accounts of the Sub-Adviser.

17

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Other Information – March 31, 2014 (unaudited) (continued)

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers

The Board reviewed the advisory fee rates and expected total expense ratio of the Fund. The Board also reviewed the proposed placement fee to be paid to Foreside by the Fund. The Board compared the advisory fee and pro-forma total expense ratio for the Fund with various comparative data, including a report of other comparable funds and other funds managed by the Advisers. The Board noted that the advisory fees were comparable to the fees payable by other funds managed by the Investment Manager. In addition, the Board noted that the Advisers have contractually agreed to limit total annual operating expenses until assets support the expenses of the Fund. The Board concluded that the advisory fees paid by the Fund and pro-forma total expense ratio were reasonable and satisfactory in light of the services proposed to be provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's investment management under the Agreements. The Board considered the Fund's advisory and sub-advisory fees and concluded that the fees were reasonable and satisfactory in light of the services to be provided. The Board also determined that, since the Fund has no assets, economies of scale were not present at this time.

Profitability of Advisers and Affiliates

The Board considered and reviewed pro-forma information concerning the costs incurred and profits expected to be realized by the Advisers from their relationship with the Fund. Although the Board considered and reviewed pro-forma information concerning the Investment Manager’s expected profits, due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its members to approve the Agreements for initial two year terms.

18

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Other Information – March 31, 2014 (unaudited) (continued)

Privacy Policy

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•                Social Security number

•                account balances

•                account transactions

•                transaction history

•                wire transfer instructions

•                checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-779-1999.

19

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Other Information – March 31, 2014 (unaudited) (continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

▪        open an account

▪        provide account information

▪        give us your contact information

▪        make a wire transfer

▪        tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪     sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪      affiliates from using your information to market to you

▪      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

▪     Our affiliates include companies such as HRC Fund Associates, LLC, PCS Securities, Inc., Vivaldi Asset Management, LLC and Infinity Capital Advisors, LLC and their affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Fund doesn’t jointly market.

20

ITEM 2. CODE OF ETHICS.

(a)    The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)    There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)    The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. David G. Lee and Mr. Robert Seyferth are qualified to serve as the audit committee financial experts serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

———

This is the Registrant’s first year of operations; therefore, there are no fees from the prior fiscal year:

(a)    The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year are $55,000 for 2014.

Audit-Related Fees

——————

(b)    The aggregate fees billed for the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2014. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

———

(c)    The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,000 for 2014.

All Other Fees

—————

(d)    The aggregate fees billed for the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2014.

  (e)(1)  Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

  (e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 100%

(d) 0%

(f)    The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)    The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last fiscal year of the registrant was $0 for 2014.

(h)    The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

SUMMARY OF Proxy Voting Policies and Procedures

In accordance with Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended, Vivaldi has adopted the following proxy voting policies and procedures (the “Policy”). This Policy applies to Vivaldi and each of its general partners and anyone acting on its behalf and at its designation in connection with the voting of proxies (collectively referred to as “Vivaldi”). This Policy consists of the policies, procedures and requirements set forth below and will be periodically reviewed and amended as needed.

Capitalized terms used but not otherwise defined herein have the meanings ascribed to them in Vivaldi’s Investment Adviser Compliance Program (the “Program”).

I. DEFINITIONS

Board means board of directors or similar governing body.

Client means the Vivaldi Fund (as defined in the Program) and any other investment advisory Clients for which Vivaldi exercises investment discretion. Client does not include any investment advisory Client that retains proxy-voting authority.

Conflict Committee means any committee established by Vivaldi as a method of addressing Proxy voting in situations involving a material conflict of interest with Clients.

Proxy as used in this Policy includes the submission of a security holder vote by proxy instrument, in person at a meeting of security holders or by written consent. “Proxy” does not include any action taken by a Supervised Person serving on the board of directors or similar body of a portfolio company or entity.

Proxy Voting Administrator means Randal Golden.

II. INTRODUCTION

Vivaldi’s policy is to vote any Proxy in the best interest of its Clients. Accordingly, Vivaldi will vote any Proxy in a manner intended to promote the Client’s investment objective, usually to maximize investment returns, following the investment restrictions and policies of the Client.

These are guidelines only and there may be instances when Vivaldi does not vote in accordance with the Policy due to the specific circumstances of the company in question. There also may be instances when Vivaldi refrains from voting a proxy, such as when Vivaldi determines that the cost of voting the proxy exceeds the expected benefit to the Client and would not be in the Client’s best interest. Vivaldi cannot anticipate every situation and certain issues are better handled on a case-by- case basis. The guidelines included in this Policy are subject to change as Vivaldi periodically reassesses these policies and procedures to reflect developments in Proxy voting and the best interest of Clients.

III. ADMINISTRATION

The Proxy Voting Administrator will be responsible for the following:

• Overall compliance with the Policy;

• Disclosure of information to Clients;

• Retention of required records relating to Proxies and this Policy; and

• Reviewing and updating the Policy as appropriate.

A. General Voting Policies—Private Companies

Vivaldi generally votes in favor of the following:

• Proposals supported by any member of the Board that was nominated or designated by Vivaldi if there is such a director, unless Vivaldi believes that the particular rights of the Clients clearly would be better served by voting differently or a material conflict of interest involving Vivaldi exists;

• Compensation plans that tie executive compensation to long-term company performance;

• Board approved proposals relating to stock splits and combinations;

• Board approved proposals relating to permitting shareholder actions by written consent;

• Board approved proposals relating to routine business matters, such as changing the company’s name, ratifying auditor appointments and shareholder meeting procedural matters; and

• Board approved proposals relating to mergers, reorganizations and conversions designed solely to reincorporate, reorganize or convert a company into a Delaware entity.

Vivaldi generally votes against the following:

• Proposals opposed by any member of the Board that was nominated or designated by Vivaldi if there is such a director, unless Vivaldi believes that the particular rights of the Clients clearly would be better served by voting differently or a material conflict of interest involving Vivaldi exists.

Vivaldi generally votes on a case-by-case basis for the following:

• Proposals for creating new classes of stock, authorizing additional shares, issuing stock, issuing options or other rights to acquire stock, creating or making grants under stock appreciation rights or similar equity based compensation plans, redeeming stock or otherwise affecting the company’s capital structure; and

• On all other matters not covered by the above, Vivaldi will request recommendations from its affiliates most familiar with the particular company, if available, and will then make its determination.

B. General Voting Policies—Public Companies

Vivaldi generally votes in favor of the following:

• Decisions reached by independent boards of directors;

• Compensation plans that tie executive compensation to long-term company performance;

•  Shareholder proposals for board recommendations when the board meets basic independence and governance standards; and

• Board approved proposals relating to routine business matters such as changing the company’s name, ratifying the auditors’ appointment and shareholder meeting procedural matters.

Vivaldi generally votes against the following:

• Proposals to re-price options because the value of the underlying stock has fallen;

• Compensation packages that Vivaldi deems excessive or overly generous; and

• Plans that issue options with exercise prices below the current market price.

Vivaldi generally withholds votes for the following:

• Proposals for inside directors serving on key committees.

Vivaldi generally votes on a case-by-case basis for the following:

• Board approved proposals regarding acquisitions, mergers, reincorporations, reorganizations and other transactions;

• Shareholder rights plans;

• Capitalization proposals; and

• Shareholder proposals for board recommendations when the board does not meet basic independence and governance standards.

IV. MATERIAL CONFLICTS OF INTEREST

Vivaldi believes that its interests are generally aligned with its Clients’ interests through ownership by Vivaldi principals and employees in the Vivaldi Fund. In the event Vivaldi determines there is or may be a material conflict of interest between Vivaldi and a Client in voting Proxies, Vivaldi will address such material conflict of interest using one of the following procedures:

• Vivaldi may vote the Proxy using the established objective policies described under “General Voting Policies—Private Companies” or “General Voting Policies—Public Companies,” above; or

• Vivaldi may have a committee (“Conflict Committee”) formed to address material conflicts of interest in voting Client Proxies. The Conflict Committee may determine how to vote any Proxy if Vivaldi has a material conflict of interest in voting. Any such vote must be consistent with the best interest of the Client. In making the Proxy voting determination, the Conflict Committee will take reasonable steps under the circumstances to attempt to insulate the Proxy voting determination from the material conflict. The Conflict Committee will keep a report of any Proxies voted under this procedure detailing the nature of the material conflict and the Conflict Committee’s manner of resolving the material conflict in the best interest of the Client. This report will be made available to Clients upon their written request.

Vivaldi does not consider service by Vivaldi personnel on portfolio company boards or Vivaldi receipt of management or other fees from portfolio companies to create a material conflict of interest for voting Proxies generally with respect to such companies.

V. DISCLOSURES

Vivaldi will make the following disclosures to Clients:

• A summary of the Policy;

• Upon request by a Client, a copy of the Policy; and

• Upon request by a Client, the Proxy voting record for Proxies voted on behalf of the Client.

VI. RECORDKEEPING

Vivaldi will keep the following records:

• A copy of the Policy;

• A copy of each proxy statement received with respect to Client portfolio securities, except that when a proxy statement is available on the SEC’s EDGAR public filing system, Vivaldi may rely on that filing in lieu of keeping its own copy;

• A record of each Proxy vote cast by Vivaldi on behalf of a Client;

• A copy of any document prepared by Vivaldi that was material to the Proxy voting decision, including any Conflict Committee reports; and

• A copy of each written Client request for information regarding how Vivaldi voted Proxies on behalf of Clients and any written response by Vivaldi to any Client requests.

VII. AMENDMENTS

This Policy may be amended from time to time by the Proxy Voting Administrator.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)  Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of Infinity Capital Advisors, LLC. (the "Sub-Adviser"), who are primarily responsible for the day-to-day portfolio management of the Infinity Core Alternative Fund as of June 9, 2014:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member

Jeffrey J. Vale	Partner & Chief Investment Officer	Since Inception	Partner and Chief Investment Officer, Infinity Capital Partners, LLC (2002-present).	Portfolio Management

Milton L. Williams, III	Partner & Chief Operating Officer	Since Inception	Partner and Chief Operating Officer, Infinity Capital Partners, LLC (2002-present).	Portfolio Management

R. Phillip Jarrell, Jr.	Partner & Head of Business Development	Since Inception	Partner and Head of Business Development, Infinity Capital Partners, LLC (2010-present); Major Account Manager, Thomson Reuters Corp. (2002-2010).	Portfolio Management

Steven P. Barth	Partner & Portfolio Manager	Since Inception	Partner and Portfolio Manager, Infinity Capital Partners, LLC (2013-present); Partner, President and Chief Investment Officer, BT Wealth Management (2008-2013).	Portfolio Management

 (a)(2)  Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Infinity Core Alternative Fund, for which the members of the Investment Committee of the Sub-Adviser are primarily responsible for the day-to-day portfolio management as of March 31, 2014:

	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Jeffrey J. Vale	Zero accounts	Six pooled investment vehicles with $220 million	Zero accounts	Zero accounts	Zero accounts	Zero accounts
Milton L. Williams, III	Zero accounts	Six pooled investment vehicles with $220 million	Zero accounts	Zero accounts	Zero accounts	Zero accounts
R. Phillip Jarrell, Jr.	Zero accounts	Six pooled investment vehicles with $220 million	Zero accounts	Zero accounts	Zero accounts	Zero accounts

Steven P. Barth	Zero accounts	Six pooled investment vehicles with $220 million	Zero accounts	Zero accounts	Zero accounts	Zero accounts

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Sub-Adviser seeks to manage such competing interests for the time and attention of a portfolio manager by having the portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Sub-Adviser has adopted procedures for allocating portfolio transactions across multiple accounts.

The Sub-Adviser has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)(3) Compensation Structure of Portfolio Manager

Compensation of the Investment Committee

The members of the Investment Committee are not directly compensated for their work with respect to the Fund; however, each member of the Investment Committee is an equity owner of the parent company of the Sub-Adviser and therefore benefits indirectly from the revenue generated from the Sub-Advisory Agreement.

(a)(4) Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member:
Jeffrey J. Vale	Over $100,000
Milton L. Williams, III	None
R. Phillip Jarrell, Jr.	Over $100,000
Steven P. Barth	Over $100,000

(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating committee. The nominating committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM 11. CONTROLS AND PROCEDURES.

(a)    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Infinity Core Alternative Fund

By (Signature and Title)*	/s/ Michael Peck

Michael Peck, President
(Principal Executive Officer)

Date	June 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck

Michael Peck, President
(Principal Executive Officer)

Date	June 9, 2014

By (Signature and Title)*	/s/ Randal Golden

Randal Golden, Treasurer
(Principal Financial Officer)

Date	June 9, 2014

* Print the name and title of each signing officer under his or her signature.